Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Financial assets:
Derivative financial instruments	¥ 3,382,574	¥ 3,885,271	¥ 3,885,271
Available-for-sale financial assets		20,122,616
Financial liabilities:
Derivative financial instruments	3,051,773	3,498,016	¥ 3,498,016
Others	5,596,513	6,691,042
At fair value [member]
Financial assets:
Derivative financial instruments	3,382,574	3,886,964
Investment securities at fair value through other comprehensive income	17,506,113
Available-for-sale financial assets		20,231,498
Financial liabilities:
Derivative financial instruments	3,051,773	3,503,987
Others	(2,294)	7,492
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,286,910	1,724,401
Financial liabilities:
Derivative financial instruments	1,112,778	1,406,792
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	63,617	71,344
Financial liabilities:
Derivative financial instruments	96,170	105,349
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	15,785	12,049
Financial liabilities:
Derivative financial instruments	11,924	8,465
At fair value [member] | Debt instruments [member]
Financial assets:
Available-for-sale financial assets		3,350,757
At fair value [member] | Equity instruments [member]
Financial assets:
Available-for-sale financial assets		5,948,792
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	10,271	6,561
Investment securities at fair value through other comprehensive income	412,347
Available-for-sale financial assets		844,506
Financial liabilities:
Derivative financial instruments	563	436
Others	(435)	833
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	212
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	274	14
Financial liabilities:
Derivative financial instruments	9	14
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	4,236	1,880
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	5,549	4,667
Financial liabilities:
Derivative financial instruments	554	422
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	562,136	10,143
Available-for-sale financial assets		154
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	18,711	18,057
Investment securities at fair value through other comprehensive income	¥ 412,347
Available-for-sale financial assets		¥ 844,352
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	53.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	8.00%	10.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	14.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	69.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	83.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	22.00%	11.00%
Equity to equity correlation	45.00%	45.00%
Quanto correlation	(28.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	81.00%	52.00%
Equity to equity correlation	94.00%	94.00%
Quanto correlation	42.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	47.00%	48.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	10.00%	12.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	42.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%
Loss given default rate	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	41.00%
Loss given default rate	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
EV/EBITDA multiple	4.8	8.7
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	7.5	8.3
Liquidity discount	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	13.4	19.5
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.2
Price/Earnings multiple	7.9
EV/EBITDA multiple	6.3
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	2.3
Price/Earnings multiple	31.3
EV/EBITDA multiple	14.4
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	9.00%	10.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	14.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	20.00%	20.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	29.00%	23.00%
Equity to equity correlation	45.00%	45.00%
Interest rate to interest rate correlation	22.00%	31.00%
Quanto correlation	(28.00%)
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	44.00%	38.00%
Equity to equity correlation	94.00%	94.00%
Interest rate to interest rate correlation	100.00%	100.00%
Quanto correlation	59.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Debt instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin		8.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility		42.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility		51.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount		20.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple		0.3
Price/Earnings multiple		11.7
EV/EBITDA multiple		5.4
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple		2.4
Price/Earnings multiple		31.4
EV/EBITDA multiple		16.8